Cover	Jul. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2026
Entity File Number	001-40457
Entity Registrant Name	PSQ Holdings, Inc.
Entity Central Index Key	0001847064
Entity Tax Identification Number	86-2062844
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	515 Aspen Street
Entity Address, Address Line Two	Suite 200C
Entity Address, City or Town	Bozeman
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59715
City Area Code	754
Local Phone Number	264-8701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class Common Stock Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PSQH
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 172. 50 Per Share [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for 1/15 of one share of Class A common stock at an exercise price of $172.50 per share
Trading Symbol	PSQH.WS
Security Exchange Name	NYSE